Note 2 - Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Significant Accounting Policies (Details) [Line Items]
Allowance for Doubtful Accounts Receivable	$ 0	$ 0	$ 0
Ship-owning Crew Contract Term	9 years
Number of Reportable Segments	1
Vessels [Member] | Minimum [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	25 years